Subsequent Event	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 — SUBSEQUENT EVENTS

The Company’s board of directors and stockholders authorized a reverse stock split of its outstanding common stock at a ratio of 1-for-30. On February 4, 2015, the reverse stock split was effected such that, (i) each 30 shares of then-outstanding common stock was reduced to one share of common stock; (ii) the number of shares of common stock into which each then-outstanding share of our common stock and our then-outstanding warrants or options to purchase common stock is exercisable was proportionately reduced; and (iii) the exercise price of each then-outstanding warrant or option to purchase common stock was proportionately increased. The accompanying consolidated financial statements give retroactive effect as though the 1-for-30 reverse stock split of the Company’s common stock occurred for all periods presented, without any change in the par value per share. Fractional shares resulting from the reverse stock split have been rounded up to the next whole share. On January 29, 2015, the Company's board of directors and stockholders authorized (i) a reduction in authorized shares of the Company's common stock from 750,000,000 to 75,000,000, and (ii) the combination of the Company's Class A Common Stock, par value $0.00001 per share, and Class B Common Stock, par value $0.00001 per share, into a general class of common stock, par value $0.00001 per share

NOTE 15 — SUBSEQUENT EVENTS

The Company's board of directors and stockholders authorized a reverse stock split of its outstanding common stock at a ratio of 1-for-30. On February 4, 2015, the reverse stock split was effected such that, (i) each 30 shares of then-outstanding common stock was reduced to one share of common stock; (ii) the number of shares of common stock into which each then-outstanding share of our common stock and our then-outstanding warrants or options to purchase common stock is exercisable was proportionately reduced; and (iii) the exercise price of each then-outstanding warrant or option to purchase common stock was proportionately increased. The accompanying consolidated financial statements give retroactive effect as though the 1-for-30 reverse stock split of the Company's common stock occurred for all periods presented, without any change in the par value per share. Fractional shares resulting from the reverse stock split have been rounded up to the next whole share. On January 29, 2015, the Company's board of directors and stockholders authorized (i) a reduction in authorized shares of the Company's common stock from 750,000,000 to 75,000,000, and (ii) the combination of the Company's Class A Common Stock, par value $0.00001 per share, and Class B Common Stock, par value $0.00001 per share, into a general class of common stock, par value $0.00001 per share.